SCHEDULE OF TRADE AND BILLS PAYABLES (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Trade payables			$ 16,044	¥ 113,915	¥ 23,081
Bills payables					22,000
Total			16,044	113,915	45,081
Less: trade and bills payables of the discontinued operations			(1,902)	(13,505)	(9,399)
Trade and bills payables of the continued operations	$ 13,475	¥ 97,929	$ 14,142	¥ 100,410	¥ 35,682